UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
---________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23080

The Community Development Fund
(Exact name of registrant as specified in charter)
________

6255 Chapman Field Drive
Miami, Florida 33156
 (Address of principal executive offices) (Zip code)

Kenneth H. Thomas, Ph.D.
Community Development Fund Advisors, LLC
6255 Chapman Field Drive
Miami, Florida 33156
(Name and address of agent for service)

Copy To:
John J. O’Brien, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-844-445-4405

Date of fiscal year end: December 31, 2022

Date of reporting period: June 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Community Development Fund

Semi-Annual Report
 June 30, 2022

The Community Development Fund
June 30, 2022

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-573-6994; and (ii) on the SEC’s website at http://www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus.

The Community Development Fund
June 30, 2022

SCHEDULE OF INVESTMENTS (UNAUDITED)

Sector Weightings†:

† Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Face	Market
Description	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 59.5%
FHLMC Multifamily - 38.4%
KF136, 0.70%, SOFR30A + 0.410%04/25/2032 (a)	$1,000,000	$1,000,000
KSMC, 0.78%, 01/25/2023 (a)(b)	1,556,393	5,580
K024, 0.88%, 09/25/2022 (a)(b)	1,334,395	722
2021-P009, 1.13%, 01/25/2031	480,847	430,279
KF97, 1.34%, ICE LIBOR USD 1 Month +
0.220%11/25/2030 (a)	542,583	535,638
KF95, 1.38%, ICE LIBOR USD 1 Month +
0.260%11/25/2030 (a)	2,126,177	2,115,573
KJ29, 1.41%, 11/25/2027	2,100,000	1,930,708
KSG1, 1.50%, 09/25/2030	1,260,000	1,076,456
K123, 1.62%, 12/25/2030	1,500,000	1,290,153
KG06, 1.78%, 10/25/2031	1,200,000	1,029,981
2021-P009, 1.88%, 01/25/2031	1,000,000	892,896
K135, 1.91%, 10/25/2031 (a)	5,500,000	4,732,636
Pool CB0268, 2.00%, 04/01/2051	3,298,204	2,882,029
Pool BT0120, 2.00%, 05/01/2051	1,268,901	1,108,869
Pool RA5346, 2.00%, 05/01/2051	1,137,856	994,219
KSG2, 2.09%, 11/25/2031 (a)	1,000,000	879,100
K141, 2.25%, 02/25/2032	4,800,000	4,276,859
KSG3, 2.65%, 05/25/2032 (a)	2,000,000	1,837,123

The accompanying notes are an integral part of the financial statements

The Community Development Fund
June 30, 2022

SCHEDULE OF INVESTMENTS (UNAUDITED) (Continued)

	Face	Market
Description	Amount	Value
K145, 2.65%, 06/25/2055	$1,850,000	$1,758,568
2015-P013, 2.85%, 02/25/2032 (a)	1,850,000	1,730,284
K1514, 2.86%, 10/25/2034	2,300,000	2,055,145
K092, 3.13%, 10/25/2028	3,085,600	3,058,611
Pool WN0011, 3.38%, 04/01/2030	751,778	737,527
Pool WA0500, 3.48%, 03/01/2047	2,399,375	2,214,168
Pool WA3207, 3.60%, 04/01/2030	2,144,115	2,132,973
K088, 3.69%, 01/25/2029	1,000,000	1,009,811
		41,715,908

FHLMC Single Family - 1.7%
Pool Q41874, 3.00%, 07/01/2046	1,190,025	1,130,044
Pool RA1853, 3.00%, 12/01/2049	816,117	763,291
		1,893,335

FNMA Multifamily - 2.8%
Pool AN6185, 2.93%, 07/01/2024	1,264,721	1,244,560
Pool AN5657, 3.30%, 07/01/2032	358,311	347,954
Pool AM5197, 4.20%, 01/01/2030	1,376,698	1,425,157
		3,017,671

FNMA Single Family - 13.8%
Pool CA7479, 2.00%, 10/01/2050	1,015,103	886,979
Pool CA7480, 2.00%, 10/01/2050	1,116,214	975,569
Pool CA8444, 2.00%, 12/01/2050	1,243,438	1,086,941
Pool CB1441, 2.00%, 08/01/2051	5,045,536	4,408,586
Pool CB2317, 2.00%, 12/01/2051	1,453,397	1,269,920
Pool AS7484, 3.00%, 06/01/2046	486,412	461,870
Pool BC0962, 3.00%, 06/01/2046	609,879	581,219
Pool AS7476, 3.00%, 07/01/2046	376,074	357,852
Pool AS7647, 3.00%, 07/01/2046	718,725	677,793
Pool AS7653, 3.00%, 07/01/2046	1,238,421	1,174,414
Pool AS8262, 3.00%, 10/01/2046	769,002	726,986

The accompanying notes are an integral part of the financial statements

The Community Development Fund
June 30, 2022

SCHEDULE OF INVESTMENTS (UNAUDITED) (Continued)

	Face	Market
Description	Amount	Value
Pool CA4927, 3.00%, 01/01/2050	$460,344	$432,143
Pool AS8734, 3.50%, 01/01/2047	722,860	707,946
Pool AS9369, 3.50%, 03/01/2047	278,484	272,722
Pool AS9360, 3.50%, 04/01/2047	417,823	410,440
Pool CA1158, 3.50%, 02/01/2048	331,232	323,386
Pool CA1985, 4.00%, 06/01/2048	243,870	242,228
		14,996,994

GNMA Multifamily - 2.1%
2021-183, 1.75%, 01/16/2063	1,481,163	1,305,682
2017-135, 2.60%, 08/16/2058	558,722	519,778
2017-74, 2.60%, 09/16/2058	445,148	411,584
		2,237,044

GNMA Single Family - 0.7%
Pool G2 AU1835, 3.00%, 08/20/2046	404,824	380,957
Pool G2 AU1762, 3.50%, 07/20/2046	350,161	343,580
		724,537

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $70,653,936)		64,585,489

MORTGAGE-BACKED SECURITIES - 27.8%
BX Commercial Mortgage Trust
3.12%, TSFR1M + 1.840% 01/17/2039 (a)(c)	3,000,000	2,887,517
FNMA
2.50%, 01/01/2052	5,095,368	4,600,503
2.50%, 01/01/2052	1,098,444	991,773
2.50%, 02/01/2052	1,227,803	1,108,884

The accompanying notes are an integral part of the financial statements

The Community Development Fund
June 30, 2022

SCHEDULE OF INVESTMENTS (UNAUDITED) (Continued)

	Face	Market
Description	Amount	Value
FRESB Mortgage Trust
0.83%, 09/25/2040 (a)	$1,889,746	$1,767,414
0.99%, 07/25/2040 (a)	968,248	867,661
1.03%, 04/25/2040 (a)	1,378,258	1,306,933
1.12%, 06/25/2040 (a)	2,810,862	2,524,084
1.49%, 01/25/2031 (a)	1,917,388	1,707,987
1.50%, 09/25/2041 (a)	989,173	932,802
1.60%, 10/25/2028 (a)	996,468	920,739
2.13%, 11/25/2039 (a)	1,187,030	1,153,601
2.21%, 12/25/2029 (a)	1,659,013	1,540,995
2.25%, 12/25/2039 (a)	947,272	880,742
2.42%, 09/25/2029 (a)	1,730,974	1,623,146
FRESB Multifamily Mortgage Pass-Through Trust
3.19%, 12/25/2025 (a)	380,944	378,139
3.42%, 09/25/2038 (a)	369,106	367,158
3.88%, 08/25/2038 (a)	1,418,147	1,419,939
JPMorgan Chase Commercial Mortgage Securities Trust
2.83%, 10/15/2045	36,152	36,113
STWD Mortgage Trust
2.18%, ICE LIBOR USD 1 Month + 0.858% 11/15/2036
(a)(c)	3,000,000	2,865,423
Wells Fargo Commercial Mortgage Trust
4.14%, 10/15/2045	280,000	279,662

TOTAL MORTGAGE-BACKED SECURITIES
(COST $32,522,199)		30,161,215

MUNICIPAL BONDS - 5.8%
Massachusetts - 0.4%
Massachusetts State, Housing Finance Agency, RB
1.08%, 06/01/2024	110,000	105,189
1.18%, 12/01/2024	85,000	80,260

The accompanying notes are an integral part of the financial statements

The Community Development Fund
June 30, 2022

SCHEDULE OF INVESTMENTS (UNAUDITED) (Continued)

	Face	Market
Description	Amount	Value
1.23%, 06/01/2025	$80,000	$74,594
1.25%, 06/01/2023	60,000	59,427
1.30%, 12/01/2023	30,000	29,250
1.33%, 12/01/2025	70,000	64,754
		413,474

Michigan - 0.4%
Michigan State, Housing Development Authority, RB
0.96%, 06/01/2025	500,000	464,502

New Jersey - 0.8%
New Jersey State, Housing & Mortgage Finance
Agency, RB
1.06%, 04/01/2023	905,000	888,686

New York - 3.0%
New York City, Housing Development Authority, RB
2.24%, 05/01/2030	1,585,000	1,371,128
2.29%, 11/01/2030	415,000	357,855
3.02%, 11/01/2022	525,000	526,101
3.43%, 01/01/2027	1,000,000	977,150
		3,232,234

Virginia - 1.2%
Virginia State, Housing Development Authority, RB
2.11%, 11/01/2029	500,000	453,885
2.31%, 11/01/2031	500,000	442,112
2.46%, 11/01/2032	500,000	441,921
		1,337,918

The accompanying notes are an integral part of the financial statements

The Community Development Fund
June 30, 2022

SCHEDULE OF INVESTMENTS (UNAUDITED) (Continued)

	Face	Market
Description	Amount	Value
TOTAL MUNICIPAL BONDS
(COST $6,865,000)		$6,336,814

ASSET-BACKED SECURITIES - 3.0%
Santander Drive Auto Receivables Trust
0.50%, 04/15/2025	$2,801,437	2,791,196
United States Small Business Administration
4.01%, 06/01/2047	165,000	167,006
Westlake Automobile Receivables Trust
2.49%, 10/15/2024 (c)	285,323	285,290

TOTAL ASSET-BACKED SECURITIES
(COST $3,239,811)		3,243,492

SHORT-TERM INVESTMENT - 3.5%
Short-Term Investment - 3.5%
Fidelity Institutional Government Portfolio, Cl I,
1.21% (D)	3,751,899	3,751,899

TOTAL SHORT-TERM INVESTMENT
(COST $3,751,899)		3,751,899

TOTAL INVESTMENTS (COST $117,032,845) - 99.5%		108,078,909
OTHER ASSETS AND LIABILITIES - 0.5%		508,201
NET ASSETS - 100.0%		$108,587,110

The accompanying notes are an integral part of the financial statements

The Community Development Fund
June 30, 2022

SCHEDULE OF INVESTMENTS (UNAUDITED) (Continued)

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

	Number of Contracts	Expiration Date	Notional Amount		Unrealized Appreciation
Type of Contract				Value
Short Contracts
U.S. 2-Year
Treasury Note	(40)	Oct-2022	$(8,434,400)	$(8,400,625)	$33,775
U.S. 5-Year
Treasury Note	(70)	Oct-2022	(7,893,646)	(7,857,500)	36,146
U.S. 10-Year
Treasury Note	(100)	Sep-2022	(11,953,000)	(11,853,125)	99,875
Ultra 10-Year U.S.
Treasury Note	(107)	Sep-2022	(13,780,530)	(13,629,125)	151,405
			$(42,061,576)	$(41,740,375)	$321,201

(a)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(b)	Interest only security ("IO"). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(c)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at June 30, 2022 was $6,038,230 and represents 5.6% of Net
Assets.
(d)	Rate shown is the 7-day effective yield as of June 30, 2022.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only - face amount represents notional amount
LIBOR — London Interbank Offered Rate
RB — Revenue Bond
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-day Average
TSFR1M —  Term Secured Overnight Financing Rate 1 Month
USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements

The Community Development Fund
June 30, 2022

SCHEDULE OF INVESTMENTS (UNAUDITED) (Concluded)

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at June 30, 2022

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$64,585,489	$—	$64,585,489
Mortgage-Backed Securities	—	30,161,215	—	30,161,215
Municipal Bonds	—	6,336,814	—	6,336,814
Asset-Backed Securities	—	3,243,492	—	3,243,492
Short-Term Investment	3,751,899	—	—	3,751,899
Total Investments in Securities	$3,751,899	$104,327,010	$—	$108,078,909

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$321,201	$—	$—	$321,201
Total Other Financial Instruments	$321,201	$—	$—	$321,201

* Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements

The Community Development Fund
June 30, 2022

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

Assets:
Investments (Cost $117,032,845)	$108,078,909
Cash collateral on futures contracts	795,000
Interest and dividends receivable	222,399
Receivable for investment securities sold	62,910
Total assets	109,159,218
Liabilities:
Variation margin payable	324,484
Distributions payable	123,586
Payable due to Investment Adviser (Note 5)	29,157
CRA servicing fees payable (Note 4)	17,868
Payable due to Administrator (Note 4)	16,250
Chief Compliance Officer fees payable (Note 3)	5,942
Trustees fees payable	232
Other accrued expenses	54,589
Total liabilities	572,108
Net assets	$108,587,110
Net assets consist of:
Paid-in capital	$115,540,522
Total Distributable Loss	(6,953,412)
Net assets	$108,587,110

Net Asset Value, Offering and Redemption Price Per Share –
Class A shares (unlimited authorization - no par value)
($108,587,110 ÷ 11,766,424 shares)	$9.23

The accompanying notes are an integral part of the financial statements

The Community Development Fund
June 30, 2022

STATEMENT OF OPERATIONS (UNAUDITED)

Investment Income
Interest	$1,175,285
Total investment income	1,175,285

Expenses
Investment advisory fees (Note 5)	160,811
CRA servicing fees (Note 4)	107,208
Accounting and administration fees (Note 4)	97,500
Chief Compliance Officer fees (Note 3)	37,192
Trustees' fees and expenses	2,232
Distribution fees (Note 4)	536
Legal fees	38,819
Transfer Agent fees	18,770
Custodian fees	15,083
Audit fees	7,525
Printing fees	3,479
Registration fees	987
Other	33,134
Total expenses	523,276

Waiver Recapture (Note 5)	12,904
Net expenses	536,180

Net investment income	639,105

Net realized gain/(loss) on:
Investments	(294,387)
Futures contracts	3,518,915
Net change in unrealized appreciation/(depreciation) on:
Investments	(9,737,626)
Futures contracts	654,435
Net realized and unrealized loss	(5,858,663)

Net decrease in net assets resulting from operations	$(5,219,558)

The accompanying notes are an integral part of the financial statements

The Community Development Fund
June 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month period ended June 30, 2022 (Unaudited)	Year ended December 31, 2021

Operations:
Net investment income	$639,105	$793,706
Net realized gain on investments and futures contracts	3,224,528	324,208
Net change in unrealized appreciation/ (depreciation) on investments and futures contracts	(9,083,191)	(2,602,314)
Net decrease in net assets resulting from operations	(5,219,558)	(1,484,400)
Distributions:
Distributable Earnings	(733,424)	(909,708)
Return of Capital	—	(6,435)
Total Distributions:	(733,424)	(916,143)
Capital share transactions:
Issued	12,000,000	33,000,000
Reinvestment of dividends	172,794	267,303
Redeemed	(4,893,185)	—
Increase from capital share transactions	7,279,609	33,267,303
Total increase in net assets	1,326,627	30,866,760
Net assets:
Beginning of year	107,260,483	76,393,723
End of year	$108,587,110	$107,260,483

Shares transactions:
Issued	1,269,744	3,351,245
Reinvestment of dividends	18,326	27,020
Redeemed	(519,878)	—
Net increase in shares outstanding	768,192	3,378,265

The accompanying notes are an integral part of the financial statements

The Community Development Fund
June 30, 2022

FINANCIAL HIGHLIGHTS

 Selected Per Share Data & Ratios
 For a Share Outstanding Throughout Each Year

	Six-month period ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017

Net asset value, beginning of year/ period	$9.75		$10.03	$9.75	$9.43	$9.64	$9.67
Income/(loss) from operations:
Net investment income(1)	0.06		0.09	0.13	0.16	0.15	0.13
Net realized and unrealized gain/(loss) on investments	(0.52)		(0.27)	0.30	0.34	(0.18)	0.02
Total gain/(loss) from operations	(0.46)		(0.18)	0.43	0.50	(0.03)	0.15
Dividends and distributions from:
Net investment income	(0.06)		(0.10)	(0.15)	(0.18)	(0.18)	(0.18)
Return of capital	—		— ^	— ^	—	—	— ^
Total dividends and distributions	(0.06)		(0.10)	(0.15)	(0.18)	(0.18)	(0.18)
Net asset value, end of year/period	$9.23		$9.75	$10.03	$9.75	$9.43	$9.64
Total return*	(4.69)%		(1.76)%	4.39%	5.35%	(0.32)%	1.54%
Ratios and supplemental data
Net assets, end of year/period ($ Thousands)	$108,587		$107,260	$76,394	$58,321	$50,877	$46,524
Ratio of expenses to average net assets (including waivers and reimbursements)	1.00	%(2)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	1.00	%(2)	1.11%	1.23%	1.43%	1.50%	1.48%
Ratio of net investment income to average net assets	1.19	%(2)	0.93%	1.35%	1.69%	1.65%	1.37%
Portfolio turnover rate	6	%(3)	12%	29%	14%	71%	19%

The accompanying notes are an integral part of the financial statements

The Community Development Fund
June 30, 2022

FINANCIAL HIGHLIGHTS

*	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses/
^	Amount represents less than $(0.005).
(1)	Per share calculations were performed using average shares for the period.
(2)	Annualized.
(3)	Portfolio turnover is for the period indicated and has not been annualized.

Amounts designated as “—“ are $0

The accompanying notes are an integral part of the financial statements

The Community Development Fund
June 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization

The Community Development Fund (the “Fund”) is a diversified, open-end investment company that was established as a Delaware statutory trust pursuant to a Certificate of Trust dated August 12, 2011. The Trust’s Agreement and

Declaration of Trust permits the Trust to operate separate series (“portfolios”) of units of beneficial interest (“shares”) and separate classes of portfolios. Currently, the Trust offers one class of shares. The investment objectives of the Fund are to provide current income consistent with the preservation of capital and enable institutional investors, including those that are subject to regulatory examination under the Community Reinvestment Act of 1977, as amended, (the “CRA”), to claim favorable regulatory consideration of their investment. Community

Development Fund Advisors, LLC (the “Adviser”), was organized under the laws of the State of Delaware as a limited liability company on July 25, 2011, and is also registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisors Act of 1940 (the “1940 Act”).

MetLife Investment Management, LLC (the “Sub-Adviser”) manages the Fund’s assets under the direction of the Adviser.

2. Significant accounting policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security valuation — Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics.

Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume, market volatility or the future does not end trading by the time a Fund calculates its NAV, the settlement price may not

The Community Development Fund
June 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures position.

The Fund’s board of trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Fund’s investment adviser to apply those methods in making fair value determinations, subject to board oversight. The investment adviser has established a Valuation Committee (the “Valuation Committee”) to administer, implement, and oversee the fair valuation process, and to make fair value decisions. The Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser. The Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of comparisons of fair value determinations with actual trade prices and address new or evolving issues. The Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The Fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows: Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs

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June 30, 2022

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that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

For the period ended June 30, 2022, there have been no significant changes to the Fund’s fair valuation methodology.

Mortgage-Backed To-Be-Announced Securities — The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Futures contracts — The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses (see Statement of Operations). Variation margin payments are paid or received (see Statement ofAssets and Liabilities), depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss (see Statement of Operations) equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk

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June 30, 2022

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that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of

Investments for details regarding open futures contracts as of June 30, 2022.

The following table discloses the volume of the Fund’s futures contracts activity during the year ended June 30, 2022:

Futures Contracts:
Interest Contracts
Average Notional Balance Long	$71,786,090
Average Notional Balance Short	(60,679,880)
Ending Notional Balance Short	(42,061,576)

Security transactions, dividend and investment income — Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and discounts are included in interest income.

Determination of Net Asset Value and calculation of expenses — In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal income taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code (the “Code”). Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-

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June 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end and current tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2022 the Fund did not incur any interest or penalties.

Dividends and distributions to shareholders — Dividends from net investment income are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Securities purchased on a delayed delivery basis — The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

3. Transactions with affiliates

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, or Foreside Fund Officer Services, LLC, an affiliate of the Distributor. Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) and Chief Financial Officer (“CFO”), as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of Foreside Fund Officer Services, LLC, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service

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June 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

Fees for CFO services is included in fees charged to the Fund under the Accounting and administration fees on the Statement of Operations.

4. Administration, CRA Servicing, Distribution, Custodian and Transfer Agent Agreements

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund, subject to a minimum. For the period ended June 30, 2022, the Fund paid $97,500 for these services.

The Fund has adopted a CRA servicing plan (the “CRA Servicing Plan”) with respect to Class A Shares that allows such shares to pay the Adviser a fee in connection with the ongoing CRA recordkeeping and compliance services provided to shareholders at an annual rate of up to 0.20% of average daily net assets of the Class A Shares. For the period ended June 30, 2022, the Class A

Shares incurred $107,208 of CRA servicing fees, an effective rate of 0.20%.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940

Act, with respect to its Class A Shares. The Distribution Plan allows the Fund to pay fees for the sale and distribution of Class A Shares and for shareholder services provided to the holders of Class A Shares. Under the Distribution Plan, the Fund may pay its distributor up to 0.25% per year of the Fund’s average daily net assets attributable to its Class A Shares. For the period ended June 30, 2022, the Class A Shares incurred Distribution fees of $536.

UMB Bank, N.A., (the “Custodian”), serves as the Fund’s Custodian pursuant to a custody agreement. UMB Fund Services, Inc. (the “Transfer Agent”), serves as the Fund’s Transfer Agent pursuant to a transfer agency agreement.

5. Investment Advisory & Subadvisory Agreements

Under the terms of an investment advisory agreement, the Adviser provides or arranges for a third-party sub-adviser to provide investment advisory services to the Fund. For its advisory services, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, and other non-routine expenses

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June 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

not incurred in the ordinary course of such Fund’s business (collectively, “excluded expenses”)) from exceeding 1.00% of the Fund’s average daily net assets until April 30, 2023 (the “expense cap”). In addition, if at any point Total

Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which the Adviser reduced its fee or reimbursed expenses if the Fund’s Total Annual Fund Operating Expenses are below the expense cap that was in place at the time of such fee reductions or expense reimbursements. This agreement may be terminated: (i) by the Board for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2023. For period ended June 30, 2022, the Fund paid $160,811 for these services. As of June 30, 2022, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and/or reimbursed to the Adviser were $149,779, and $91,253 expiring in 2023, 2024, respectively. The Fund recaptured previously waived fees in the amount of $12,904.

The Adviser pays the Sub-Adviser a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by the Sub-Adviser.

6. Investment Transactions

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the period ended June 30, 2022, were as follows:

Purchases:
U.S. Government	$1,770,392
Other	4,451,453
Sales and Maturities:
U.S. Government	$15,982,716
Other	2,364,431

7.  Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences

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June 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

primarily consist of paydowns. There is no permanent difference in current year that would require a charge or credit to distributable earnings or paid in capital.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Return of Capital	Total
2021	$909,708	$6,435	$916,143
2020	977,417	2,447	979,864

As of December 31, 2021, the components of distributable loss on a tax basis were as follows:

Capital Loss Carryforwards	$(1,784,118)
Unrealized Appreciation	783,690
Other Temporary Differences	(2)
Total Distributable Loss	$(1,000,430)

For Federal income tax purposes, capital losses may be carried forward to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

Short-Term Loss	Long-Term Loss	Total

$618,006	$1,166,112	$1,784,118

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at June 30, 2022, were as follows:

	Aggregate	Aggregate
Federal	Gross	Gross	Net
Tax	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Depreciation
$117,032,845	$13,424	$(8,967,010)	$(8,953,586)

8.  Concentration of Risks

As with investing in all mutual funds, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve the Fund’s investment goals. An investor could lose money on its investment in the Fund, just as it could with other investments. The Fund is subject to the principal risks noted below, any of which

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June 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

may adversely affect the Fund’s net asset value and ability to meet the Fund’s investment objective: Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls.

Mortgage-backed securities are particularly sensitive to prepayment risk, which is described above, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

CRA-Qualified Investments Risk — The Adviser believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA credit with respect to shares of the Fund owned by them; however, there is no guarantee that an investor will receive CRA credit for an investment in the Fund. The Fund’s goals of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Adviser (or the Fund’s sub-adviser, MetLife

Investment Management, LLC (the “Sub-Adviser”)) to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance.

For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of longer-term investments believed to be CRA-qualified. Also, CRA-qualified investments in geographic areas sought by the Fund may not provide as favorable return as CRA-qualified investments in other geographic areas. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the

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June 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Regional Focus Risk — To the extent that it focuses its investments in a particular geographic region for CRA accreditation purposes, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and states or municipalities within that region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

U.S. Government Securities Risk — Although U.S. Government Securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Derivatives Risk — The Fund’s use of derivatives is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. Credit risk, liquidity risk and market risk are described above. Leverage risk is described below. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the

Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Both U.S. and non-U.S. regulators have adopted and are in the process of implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier

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June 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Investment Style Risk — The risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Investment Style Risk - The risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to

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June 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct

Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021 and is expected to cease for the remaining

U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Convertible Securities Risk — Convertible securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile

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June 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. Underlying Investments In Other Investment Companies

The Fund currently invests a portion of its assets in the Fidelity Institutional Government Portfolio, Class I (the “Fidelity Fund”). The Fidelity Fund invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully. The investment objective of the Fidelity Fund is current income with liquidity and stability of principal. The

Fund may redeem its investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the

Fidelity Fund. The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2022, the percentage of the Funds’ net assets invested in the Fidelity Fund was 3.5%.

11. Other

At June 30, 2022, 55% of total shares outstanding were held by 4 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

12. Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

The Community Development Fund
June 30, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, the investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for the shareholder to understand the impact of these costs on the investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help the shareholder understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps the shareholder to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

A shareholder can use this information, together with the actual amount invested in the Fund, to estimate the expenses paid over that period. Simply divide the ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.” Hypothetical 5% Return. This section helps to compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the

Securities and Exchange Commission requires all mutual funds to make this 5% calculation. A shareholder can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

The Community Development Fund
June 30, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to the shareholder’s specific investment.

	Beginning	Ending
	Account	Account	Annualized
	Value	Value	Expense	Expenses Paid
	1/1/22	6/30/22	Ratios	During Period*
Actual Fund Return
Class A Shares	$1,000.00	$953.10	1.00%	$4.84
Hypothetical 5% Return
Class A Shares	1,000.00	1,019.84	1.00	5.01

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Community Development Fund
June 30, 2022

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted a Liquidity Risk Management Program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended

(the “Liquidity Rule”). The program seeks to assess, manage and review the Fund’s liquidity risk. “Liquidity Risk” is defined as the risk that a fund, could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Fund’s Board has appointed

Dr. Kenneth Thomas to serve as the administrator of the Program (“Program Administrator”). Among other things, the Liquidity Rule requires that the

Program Administrator provide a written report to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of the Fund’s Highly

Liquid Investment Minimum (“HLIM”), if established, and any material changes to the Program (the “Report”). On November 30, 2021, the Board received the first annual Report concerning the operation of the Program for the period from

October 1, 2020 through September 30, 2021 (the “Reporting Period”). The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program had been adequately and effectively implemented. There were no material changes to the Program during the Reporting Period and the Fund was not required to set a HLIM. The Report concluded that the Program was effectively implemented and is reasonably designed to assess and manage the Fund’s liquidity risk.

FUND INFORMATION

Registered office	P.O. Box 2175
Milwaukee, WI 53201

Investment Adviser	Community Development Fund Advisors, LLC
6255 Chapman Field Drive
Miami, Florida 33156

Distributor	Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator	SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel	Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

Custodian	UMB Bank, N.A.
1010 Grand Avenue
Kansas City, Missouri 64106

Transfer Agent	UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

Independent Registered	Tait, Weller & Baker LLP
Public Accounting Firm	Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

 (a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

 (b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.
(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
The Community Development Fund

By (Signature and Title)
/s/ Kenneth H. Thomas, Ph.D.
Kenneth H. Thomas, Ph.D.
President & CEO

Date: September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kenneth H. Thomas, Ph.D.
Kenneth H. Thomas, Ph.D.
President & CEO

Date: September 6, 2022

By (Signature and Title)
/s/ Ankit Puri
Ankit Puri
Treasurer & CFO

Date: September 6, 2022